Defined Benefit Liabilities (Assets) - Details of Defined Benefit Liabilities (Assets) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Present value of defined benefit obligations	₩ 1,051,508	₩ 1,142,324
Fair value of plan assets	(1,256,985)	(1,294,567)
Defined benefit assets	(205,477)	(154,329)
Defined benefit liabilities	₩ 0	₩ 2,086